Note 13 - Commitments and Contingencies	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
13.	Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Credit asset commitments	$591,162	$635,433	$367,494
Letters of credit	47,651	65,671	66,167

	$638,813	$701,104	$433,661